Significant Accounting Policies (Schedule Of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation description	Over the shorter of the related lease period or the life of the asset
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	15.00%
Maximum [Member] | Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	33.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	6.00%
Minimum [Member] | Computers And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation percentage	14.00%